ASSETS HELD FOR SALE AND INVENTORIES, NET	12 Months Ended
Dec. 31, 2024
ASSETS HELD FOR SALE AND INVENTORIES, NET
ASSETS HELD FOR SALE AND INVENTORIES, NET
NOTE 7. ASSETS HELD FOR SALE AND INVENTORIES, NET
The breakdown of inventories and assets held for sale, net of the Bank is as follows:

Assets held for sale and inventories	December 31, 2024	December 31, 2023
In millions of COP
Inventories, net	932,657	747,302
Assets held for sale, net	173,742	159,451
Total assets held for sale and inventories, net	1,106,399	906,753
7.1. Inventories
Due to the nature of the financial services provided by some subsidiaries of the Bank, assets provided through operating or financial leases to third parties that do not exercise the purchase option or that do not have a purchase option, are recorded as inventories once the agreement expires, considering that in the course of the ordinary activities performed by such subsidiaries, those assets are routinely sold.
In addition, the Bancolombia Group companies have a business unit that develops real estate, which are sold in the ordinary course of business and are classified as inventories.
The Bank’s inventories at December 31, 2024 and 2023, are summarized as follows:

Inventories	December 31, 2024	December 31, 2023
In millions of COP
Lands and buildings(1)	576,556	275,808
Vehicles(2)	365,173	469,949
Machinery and others	32,166	38,310
Total inventory cost	973,895	784,067
Impairment	(41,238)	(36,765)
Total inventories, net	932,657	747,302
(1)In 2024, includes business unit that develops real estate, which are sold in the ordinary course of business and are classified as inventories.
(2) The decrease corresponds to higher sales in the year.

Impairment is recognized based on market price fluctuation due to the fact that the fair value is determined by the offering price less cost to sell.
There are no inventories pledged as collateral for liabilities as of December 31, 2024 and 2023.
7.2. Assets held for sale
The assets recognized by the Bank as assets held for sale correspond to machinery, equipment, motor vehicles and technology, among others that have been received as foreclosed assets.
These assets are subject to a current plan for their sale, which contains the details of the selling price allocation and the advertising and marketing plan. Furthermore, the plan specifies the conditions to proceed with the selling process.
The total balance of assets held for sale, by operating segment, are detailed below:
As of December 31, 2024

Assets held for sale	Banking Colombia	Banking Panama	Banking El Salvador	Banking Guatemala	Total
In millions of COP
Machinery and equipment	5,563	4,522	-	-	10,085
Cost	5,660	4,532	-	-	10,192
Impairment	(97)	(10)	-	-	(107)
Real estate for residential purposes	2,887	111,983	6,349	12,644	133,863
Cost	2,887	116,214	6,374	12,673	138,148
Impairment	-	(4,231)	(25)	(29)	(4,285)
Real estate different from residential properties	182	29,612	-	-	29,794
Cost	182	29,787	-	-	29,969
Impairment	-	(175)	-	-	(175)
Total assets held for sale - cost	8,729	150,533	6,374	12,673	178,309
Total assets held for sale - impairment	(97)	(4,416)	(25)	(29)	(4,567)
Total assets held for sale(1)	8,632	146,117	6,349	12,644	173,742
(1)For 2024 there are no assets related to investments held for sale.
As of December 31, 2023

Assets held for sale	Banking Colombia	Banking Panama	Banking El Salvador	Banking Guatemala	Total
In millions of COP
Machinery and equipment	9,238	2,464	-	-	11,702
Cost	9,300	2,473	-	-	11,773
Impairment	(62)	(9)	-	-	(71)
Real estate for residential purposes	6,191	104,934	3,091	3,260	117,476
Cost	6,191	106,642	3,148	4,060	120,041
Impairment	-	(1,708)	(57)	(800)	(2,565)
Real estate different from residential properties	5,406	24,867	-	-	30,273
Cost	5,947	24,980	-	-	30,927
Impairment	(541)	(113)	-	-	(654)
Total assets held for sale - cost	21,438	134,095	3,148	4,060	162,741
Total assets held for sale - impairment	(603)	(1,830)	(57)	(800)	(3,290)
Total assets held for sale(1)	20,835	132,265	3,091	3,260	159,451
(1)For 2023 there are no assets related to investments held for sale.
Impairment losses are recognized for the difference between the carrying and recoverable amount of the asset.